Financial Risk Management - Schedule of Assets and Liabilities that are Measured at Fair Value in the Consolidated Financial Statements (Details) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 2 [Member]
Derivative financial instruments
Derivative financial instruments	$ 16,352	$ 1,171,172